Share-based Payment (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share Based Payment

The following table specifies the number of RSUs and PSUs granted and outstanding at June 30, 2023:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2023	82,492	—	82,492
Granted during the period	609,860	112,268	722,128
Forfeited during the period	(29,483)	—	(29,483)
June 30, 2023	662,869	112,268	775,137
Specified by vesting year
2023	40,794	—	40,794
2024	234,469	37,422	271,891
2025	193,779	37,423	231,202
2026	193,827	37,423	231,250
June 30, 2023	662,869	112,268	775,137

Summary of Warrant Activity

The following table specifies the warrant activity for the six months ended June 30, 2023:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2023	6,864,011	81.30
Granted during the period	274,045	91.25
Exercised during the period	(183,201)	11.09
Forfeited during the period	(88,614)	113.91
June 30, 2023	6,866,241	83.16
Vested at June 30, 2023	5,227,588	72.56